Accounting Changes Splits Adjustments Reclassifications and Corrections of Non-Material Errors - Summary of Consolidated Statement of Cash Flow Statement (Detail)
$ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Condensed Cash Flow Statements, Captions [Line Items]
Net loss	$ (25,518,054)	$ (509,052,065)	$ (282,112,024)	$ (180,419,837)
(Impairment) reversal of impairment) deterioration of wells, pipelines, properties, plant and equipment, net	1,822,359	36,353,700	31,283,154	(21,418,997)
Interest income	46,938	936,350	16,217,132
Interest expense	8,109,062	161,765,242	132,861,340	123,869,684
Accounts receivable	(1,020,287)	(20,353,395)	(8,534,028)	(3,429,171)
Net cash flows from operating activities	$ 3,273,081	$ 65,293,662	85,220,514	141,786,590
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net loss			(282,112,024)	(180,419,837)
(Impairment) reversal of impairment) deterioration of wells, pipelines, properties, plant and equipment, net			31,283,154
Interest income			(29,235,603)
Interest expense				123,869,684
Funds from operating activities			346,570,859	516,361,224
Accounts receivable			(8,534,028)	(3,429,171)
Net cash flows from operating activities			85,220,514	141,786,590
Parent Company [Member] | Previously Reported [member]
Condensed Cash Flow Statements, Captions [Line Items]
Net loss			(347,911,084)	(180,419,837)
(Impairment) reversal of impairment) deterioration of wells, pipelines, properties, plant and equipment, net			97,082,214
Interest income			(24,483,706)
Interest expense				120,727,022
Funds from operating activities			351,322,756	513,218,562
Accounts receivable			(13,285,925)	(286,509)
Net cash flows from operating activities			85,220,514	141,786,590
Parent Company [Member] | Reclassification [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Interest income			(4,751,897)
Interest expense				3,142,662
Funds from operating activities			(4,751,897)	3,142,662
Accounts receivable			4,751,897	$ (3,142,662)
Parent Company [Member] | Adjustment of non-material correction [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net loss			65,799,060
(Impairment) reversal of impairment) deterioration of wells, pipelines, properties, plant and equipment, net			$ (65,799,060)